PREPAID EXPENSES (Tables)	3 Months Ended
Mar. 31, 2026
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PREPAID EXPENSES

Prepaid expenses comprise of the following:

	March 31, 2026	December 31, 2025
Current
Software subscription	$10,875	$-
Total current	$10,875	$-

Non-current
Payroll tax deposit	$20,000	$-
Total non-current	$20,000	$-